Nuveen Preferred Securities and Income Fund
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.0%
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 48.4%
	Automobiles – 1.2%
$50,005	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	$44,066,906
	Banks – 19.9%
9,546	Bank of America Corp	6.300%	N/A (3)	BBB	10,593,387
28,461	Bank of America Corp	6.500%	N/A (3)	BBB	30,585,898
6,095	Bank of America Corp	6.100%	N/A (3)	BBB	6,430,225
19,380	Bank of America Corp	6.250%	N/A (3)	BBB	20,059,657
6,696	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	7,240,955
13,271	CIT Group Inc	5.800%	N/A (3)	Ba3	10,210,442
20,095	Citigroup Inc	6.250%	N/A (3)	BBB-	21,318,183
38,992	Citigroup Inc	5.950%	N/A (3)	BBB-	38,719,056
37,275	Citigroup Inc	6.300%	N/A (3)	BBB-	37,339,858
32,896	Citigroup Inc	5.000%	N/A (3)	BBB-	30,965,169
17,877	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	16,613,185
21,796	CoBank ACB	6.250%	N/A (3)	BBB+	21,578,040
5,865	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	6,612,564
18	Farm Credit Bank of Texas	10.000%	N/A (3)	Baa1	18,350,000
9,768	HSBC Capital Funding Dollar 1 LP, 144A	10.176%	N/A (3)	Baa2	15,433,440
32,395	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	33,496,430
64,685	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	69,536,375
31,663	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	30,453,632
12,700	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	12,996,485
12,491	KeyCorp	5.000%	N/A (3)	Baa3	11,803,995
9,070	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	10,464,966
8,046	M&T Bank Corp	6.450%	N/A (3)	Baa2	8,327,610
10,023	M&T Bank Corp	5.125%	N/A (3)	Baa2	9,991,628
12,588	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	12,493,590
12,855	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	13,041,402
10,683	Regions Financial Corp	5.750%	N/A (3)	BB+	10,996,012
15,415	Royal Bank of Scotland Group PLC	7.648%	N/A (3)	BBB-	22,297,797
7,610	Truist Financial Corp	4.950%	N/A (3)	Baa2	7,781,225
62,015	Truist Financial Corp	4.800%	N/A (3)	Baa2	57,120,776
13,361	Truist Financial Corp	5.050%	N/A (3)	Baa2	11,924,693

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,100	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	2.366%	N/A (3)	A3	$4,864,750
25,373	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	25,190,314
6,580	Wells Fargo & Co	7.950%	11/15/29	Baa1	8,667,149
45,417	Wells Fargo & Co	5.875%	N/A (3)	Baa2	47,205,067
16,664	Wells Fargo & Co	5.900%	N/A (3)	Baa2	16,496,194
6,445	Zions Bancorp NA	7.200%	N/A (3)	BB+	6,428,888
7,490	Zions Bancorp NA	5.800%	N/A (3)	BB+	6,819,975
	Total Banks				730,449,012
	Capital Markets – 3.2%
12,500	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	13,000,000
29,270	Charles Schwab Corp	5.375%	N/A (3)	BBB	31,269,726
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,710,060
21,815	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	21,989,084
20,975	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (4)	4.370%	N/A (3)	BBB-	19,227,782
28,815	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	29,863,002
	Total Capital Markets				117,059,654
	Commercial Services & Supplies – 0.8%
39,896	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	29,662,676
	Consumer Finance – 0.5%
15,244	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4)	4.150%	N/A (3)	Baa3	12,423,860
7,053	Discover Financial Services	5.500%	N/A (3)	Ba2	6,343,176
	Total Consumer Finance				18,767,036
	Diversified Financial Services – 2.6%
3,955	Citigroup Capital III	7.625%	12/01/36	Baa3	5,416,644
33	Compeer Financial ACA, 144A	6.750%	N/A (3)	BB+	32,976,500
9,040	Discover Financial Services	6.125%	N/A (3)	Ba2	9,272,328
51,489	ILFC E-Capital Trust II, 144A	3.270%	12/21/65	BB+	27,031,725
21,248	Voya Financial Inc	6.125%	N/A (3)	BBB-	20,782,244
	Total Diversified Financial Services				95,479,441
	Electric Utilities – 1.3%
10,790	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	11,032,775
35,688	Emera Inc	6.750%	6/15/76	BB+	38,596,929
	Total Electric Utilities				49,629,704
	Food Products – 3.4%
14,500	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	12,451,150

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$43,096	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	$38,840,270
39,490	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	35,935,900
36,890	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	35,783,300
	Total Food Products				123,010,620
	Independent Power & Renewable Electricity Producers – 0.5%
5,055	AES Gener SA, 144A	7.125%	3/26/79	BB	5,216,989
13,450	AES Gener SA, 144A	6.350%	10/07/79	BB	13,517,250
	Total Independent Power & Renewable Electricity Producers				18,734,239
	Industrial Conglomerates – 1.4%
64,174	General Electric Co	5.000%	N/A (3)	BBB-	50,383,007
	Insurance – 10.0%
12,895	Aegon NV	5.500%	4/11/48	Baa1	13,675,147
9,505	American International Group Inc	5.750%	4/01/48	Baa2	9,810,040
46,438	Assurant Inc	7.000%	3/27/48	BB+	47,654,676
77,470	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	72,434,450
10,110	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	9,478,125
21,141	Markel Corp	6.000%	N/A (3)	BBB-	21,510,967
19,435	MetLife Inc, 144A	9.250%	4/08/38	BBB	26,960,232
8,626	MetLife Inc	5.875%	N/A (3)	BBB	9,100,430
24,390	Provident Financing Trust I	7.405%	3/15/38	BB+	27,198,634
47,943	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	53,113,653
11,931	QBE Insurance Group Ltd	6.750%	12/02/44	BBB	13,165,858
11,055	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	11,414,288
50,740	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	39,957,750
9,600	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	10,752,000
	Total Insurance				366,226,250
	Metals & Mining – 0.4%
11,673	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	11,730,781
3,485	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	4,016,463
	Total Metals & Mining				15,747,244
	Multi-Utilities – 1.7%
32,832	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	31,818,148
4,200	CMS Energy Corp	4.750%	6/01/50	Baa2	4,282,312
12,710	NiSource Inc	5.650%	N/A (3)	BBB-	12,138,050

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities (continued)
$14,730	Sempra Energy	4.875%	N/A (3)	BBB-	$14,730,000
	Total Multi-Utilities				62,968,510
	Oil, Gas & Consumable Fuels – 0.4%
7,650	MPLX LP	6.875%	N/A (3)	BB+	6,808,500
7,205	Transcanada Trust	5.500%	9/15/79	BBB	7,186,988
	Total Oil, Gas & Consumable Fuels				13,995,488
	Trading Companies & Distributors – 0.4%
20,151	AerCap Holdings NV	5.875%	10/10/79	BB+	14,301,165
	U.S. Agency – 0.2%
6,770	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	6,397,650
	Wireless Telecommunication Services – 0.5%
15,444	Vodafone Group PLC	7.000%	4/04/79	BB+	18,103,025
	Total $1,000 Par (or similar) Institutional Preferred (cost $1,790,935,436)				1,774,981,627

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 29.0%
	Banks – 21.7%
$11,702	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (3)	Baa2	$12,981,965
30,405	Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (3)	Ba2	29,340,825
21,525	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (3)	Ba2	19,614,656
10,550	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (3)	Ba2	10,058,581
23,000	Banco Santander SA	7.500%	N/A (3)	Ba1	23,920,000
9,200	Barclays PLC	8.000%	N/A (3)	BBB-	9,533,500
36,385	Barclays PLC	7.750%	N/A (3)	BBB-	36,976,256
35,665	Barclays PLC	7.875%	N/A (3)	BBB-	36,199,975
19,955	BNP Paribas SA, 144A	6.625%	N/A (3)	BBB	20,354,100
4,150	BNP Paribas SA, 144A	7.000%	N/A (3)	BBB	4,505,323
51,991	BNP Paribas SA, 144A	7.375%	N/A (3)	BBB	56,995,134
35,903	Credit Agricole SA, 144A	7.875%	N/A (3)	BBB	38,947,933
53,379	Credit Agricole SA, 144A	8.125%	N/A (3)	BBB	60,918,784
54,451	HSBC Holdings PLC	6.375%	N/A (3)	BBB	55,914,643
9,835	HSBC Holdings PLC	6.000%	N/A (3)	BBB	9,773,531
18,245	ING Groep NV	6.500%	N/A (3)	BBB	18,648,215
22,935	ING Groep NV	5.750%	N/A (3)	BBB	22,762,987
10,516	ING Groep NV	6.875%	N/A (3)	BBB	10,857,770
23,259	Intesa Sanpaolo SpA, 144A	7.700%	N/A (3)	BB-	23,229,926

Principal Amount (000)	Description (1), (5)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$9,980	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	$10,356,246
73,026	Lloyds Banking Group PLC	7.500%	N/A (3)	Baa3	75,749,870
15,370	Macquarie Bank Ltd/London, 144A	6.125%	N/A (3)	BB+	15,216,300
15,675	Nordea Bank Abp, 144A	6.625%	N/A (3)	BBB+	16,731,495
23,559	Royal Bank of Scotland Group PLC	8.000%	N/A (3)	BBB-	26,005,838
25,546	Royal Bank of Scotland Group PLC	8.625%	N/A (3)	BBB-	26,561,453
10,841	Societe Generale SA, 144A	6.750%	N/A (3)	BB	10,786,795
11,983	Societe Generale SA, 144A	8.000%	N/A (3)	BB	13,361,045
6,935	Societe Generale SA, 144A	7.375%	N/A (3)	BB	6,987,013
28,090	Societe Generale SA, 144A	7.875%	N/A (3)	BB+	29,483,826
23,630	Standard Chartered PLC, 144A	7.500%	N/A (3)	BBB-	24,390,886
9,949	Standard Chartered PLC, 144A	7.750%	N/A (3)	BBB-	10,384,269
28,005	UniCredit SpA	8.000%	N/A (3)	B+	28,005,000
765,640	Total Banks				795,554,140
	Capital Markets – 6.9%
41,190	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	42,792,703
24,825	Credit Suisse Group AG, 144A	6.375%	N/A (3)	BB+	25,209,788
35,520	Credit Suisse Group AG, 144A	7.250%	N/A (3)	BB+	36,496,800
27,473	Credit Suisse Group AG, 144A	7.500%	N/A (3)	BB+	29,533,475
19,155	UBS Group AG, 144A	7.000%	N/A (3)	BBB	19,897,256
26,525	UBS Group AG	6.875%	N/A (3)	BBB	27,818,094
62,972	UBS Group AG	7.000%	N/A (3)	BBB	69,218,822
237,660	Total Capital Markets				250,966,938
	Equity Real Estate Investment Trust – 0.4%
13,935	ING Groep NV, Reg S	6.750%	N/A (3)	BBB	14,248,537
$1,017,235	Total Contingent Capital Securities (cost $1,041,728,970)				1,060,769,615

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 21.6%
	Banks – 6.3%
138,081	Citigroup Inc	7.125%	BBB-	$3,672,955
571,286	CoBank ACB, (6)	6.250%	BBB+	58,842,458
142,889	CoBank ACB, (6)	6.200%	BBB+	14,967,623
441,610	Farm Credit Bank of Texas, 144A, (6)	6.750%	Baa1	45,927,440
563,506	Fifth Third Bancorp	6.625%	Baa3	14,882,193
544,036	Huntington Bancshares Inc/OH	6.250%	Baa3	13,628,102
280,000	Huntington Bancshares Inc/OH, (6)	3.919%	Baa3	5,880,000
206,560	KeyCorp	6.125%	Baa3	5,250,755
904,186	Regions Financial Corp	6.375%	BB+	22,459,980

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
443,513	Regions Financial Corp	5.700%	BB+	$10,941,466
599,060	Synovus Financial Corp	5.875%	BB-	13,029,555
342,966	Wells Fargo & Co	4.750%	Baa2	7,970,530
487,592	Wintrust Financial Corp	6.875%	BB	12,672,516
	Total Banks			230,125,573
	Capital Markets – 2.6%
261,300	Goldman Sachs Group Inc	5.500%	Ba1	6,637,020
977,613	Morgan Stanley	7.125%	BBB-	25,945,849
503,609	Morgan Stanley	6.875%	BBB-	13,385,927
1,433,905	Morgan Stanley	5.850%	BBB-	36,908,715
310,900	Morgan Stanley	6.375%	BBB-	8,061,637
149,557	State Street Corp	5.350%	Baa1	3,918,393
	Total Capital Markets			94,857,541
	Consumer Finance – 1.0%
725,299	GMAC Capital Trust I	6.177%	BB-	16,261,204
912,338	Synchrony Financial	5.625%	BB-	19,496,663
	Total Consumer Finance			35,757,867
	Diversified Financial Services – 2.3%
403,934	AgriBank FCB, (6)	6.875%	BBB+	42,413,070
508,300	Equitable Holdings Inc	5.250%	BBB-	11,650,236
1,179,251	Voya Financial Inc	5.350%	BBB-	28,773,724
	Total Diversified Financial Services			82,837,030
	Diversified Telecommunication Services – 0.2%
382,000	AT&T Inc	4.750%	BBB	9,133,620
	Food Products – 1.8%
506,287	CHS Inc	7.875%	N/R	13,163,462
1,309,967	CHS Inc	7.100%	N/R	31,609,504
470,500	CHS Inc	6.750%	N/R	11,207,310
12,881	CHS Inc	7.500%	N/R	331,943
53,000	Dairy Farmers of America Inc, 144A, (6)	7.875%	BB+	4,505,000
66,700	Dairy Farmers of America Inc, 144A, (6)	7.875%	BB+	5,669,500
	Total Food Products			66,486,719
	Insurance – 5.2%
1,355,871	American Equity Investment Life Holding Co	5.950%	BB	28,120,764
488,018	American Equity Investment Life Holding Co	6.625%	BB	11,551,386
1,341,368	Aspen Insurance Holdings Ltd	5.950%	Baa3	32,407,451
603,290	Aspen Insurance Holdings Ltd	5.625%	Baa3	13,290,479
767,408	Athene Holding Ltd	6.350%	BBB-	18,709,407
434,300	Athene Holding Ltd	6.375%	BBB-	10,966,075

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
483,905	Axis Capital Holdings Ltd	5.500%	BBB	$11,391,124
253,091	Delphi Financial Group Inc, (6)	3.582%	BBB	5,568,002
590,711	Enstar Group Ltd	7.000%	BB+	14,307,020
201,165	Globe Life Inc	6.125%	BBB+	5,147,812
855,566	Maiden Holdings North America Ltd	7.750%	N/R	18,908,009
807,896	Reinsurance Group of America Inc	5.750%	BBB+	19,623,794
	Total Insurance			189,991,323
	Oil, Gas & Consumable Fuels – 0.8%
639,853	NuStar Energy LP	8.500%	B1	11,050,261
384,095	NuStar Energy LP	7.625%	B1	6,230,021
653,793	NuStar Logistics LP	7.953%	B1	12,448,219
	Total Oil, Gas & Consumable Fuels			29,728,501
	Thrifts & Mortgage Finance – 1.1%
400,000	Federal Agricultural Mortgage Corp	6.000%	N/R	10,520,000
1,272,025	New York Community Bancorp Inc	6.375%	Ba2	30,872,047
	Total Thrifts & Mortgage Finance			41,392,047
	Trading Companies & Distributors – 0.3%
572,009	Air Lease Corp	6.150%	BB+	11,674,704
	Total $25 Par (or similar) Retail Preferred (cost $832,430,038)			791,984,925
	Total Long-Term Investments (cost $3,665,094,444)			3,627,736,167

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2%
	REPURCHASE AGREEMENTS – 0.2%
$8,139	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/20, repurchase price $8,138,643, collaterized $7,084,400 U.S. Treasury Notes, 0.625%, due 1/15/26, value $8,301,513	0.000%	7/01/20	$8,138,643
	Total Short-Term Investments (cost $8,138,643)			8,138,643
	Total Investments (cost $3,673,233,087) – 99.2%			3,635,874,810
	Other Assets Less Liabilities – 0.8% (7)			29,541,926
	Net Assets – 100%			$3,665,416,736
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(1,114)	9/20	$(154,423,222)	$(155,037,469)	$(614,246)	$174,063

Nuveen Preferred Securities and Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$1,774,981,627	$ —	$1,774,981,627
Contingent Capital Securities	—	1,060,769,615	—	1,060,769,615
$25 Par (or similar) Retail Preferred	608,211,832	183,773,093	—	791,984,925
Short-Term Investments:
Repurchase Agreements	—	8,138,643	—	8,138,643
Investments in Derivatives:
Futures Contracts*	(614,246)	—	—	(614,246)
Total	$607,597,586	$3,027,662,978	$ —	$3,635,260,564

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen NWQ Flexible Income Fund
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 95.6%
	CORPORATE BONDS – 59.8%
	Aerospace & Defense – 0.5%
$6,150	General Dynamics Corp	3.625%	4/01/30	A	$7,199,551
	Air Freight & Logistics – 0.7%
11,262	XPO Logistics Inc, 144A	6.500%	6/15/22	BB-	11,276,078
	Auto Components – 0.8%
8,595	American Axle & Manufacturing Inc	6.250%	4/01/25	B2	8,444,587
1,350	American Axle & Manufacturing Inc	6.500%	4/01/27	B2	1,310,337
2,000	Dana Financing Luxembourg Sarl, 144A	5.750%	4/15/25	BB+	2,030,000
11,945	Total Auto Components				11,784,924
	Automobiles – 2.2%
5,925	Ford Motor Co	8.500%	4/21/23	BB+	6,265,688
1,610	Ford Motor Co	7.450%	7/16/31	BB+	1,694,525
5,550	General Motors Co	5.400%	10/02/23	BBB	6,012,186
17,630	General Motors Co	6.600%	4/01/36	BBB	19,168,817
30,715	Total Automobiles				33,141,216
	Banks – 0.3%
4,650	CIT Group Inc	5.000%	8/01/23	BBB-	4,742,535
	Beverages – 0.8%
9,935	Anheuser-Busch InBev Finance Inc	4.900%	2/01/46	BBB+	12,086,768
	Capital Markets – 0.9%
6,060	Donnelley Financial Solutions Inc	8.250%	10/15/24	B	5,969,646
5,990	Raymond James Financial Inc	4.950%	7/15/46	BBB+	7,243,334
12,050	Total Capital Markets				13,212,980
	Chemicals – 4.5%
14,285	Air Products and Chemicals Inc	2.800%	5/15/50	A	15,139,326
8,550	Ashland LLC	6.875%	5/15/43	BB+	9,832,500
15,185	Blue Cube Spinco LLC	9.750%	10/15/23	BB-	15,640,550
2,990	Blue Cube Spinco LLC	10.000%	10/15/25	BB-	3,108,972
4,090	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	4,008,200
21,689	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	20,550,328
66,789	Total Chemicals				68,279,876

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment – 0.8%
$4,925	ViaSat Inc, 144A	5.625%	9/15/25	BB-	$4,715,688
7,655	ViaSat Inc, 144A	5.625%	4/15/27	BB+	7,836,806
12,580	Total Communications Equipment				12,552,494
	Consumer Finance – 0.8%
1,670	Ally Financial Inc	7.500%	9/15/20	BBB-	1,686,454
9,289	Ally Financial Inc	5.750%	11/20/25	BB+	9,923,586
10,959	Total Consumer Finance				11,610,040
	Containers & Packaging – 1.0%
13,199	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	15,607,817
	Diversified Financial Services – 0.0%
750	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	785,625
	Diversified Telecommunication Services – 0.6%
5,567	CenturyLink Inc	7.650%	3/15/42	BB	5,970,608
2,825	Embarq Corp	7.995%	6/01/36	BB	3,172,475
8,392	Total Diversified Telecommunication Services				9,143,083
	Electric Utilities – 1.3%
7,400	Edison International	5.750%	6/15/27	BBB-	8,495,380
3,875	PG&E Corp, (3)	5.250%	7/01/30	BB	3,894,375
7,100	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB	7,218,925
18,375	Total Electric Utilities				19,608,680
	Electronic Equipment, Instruments & Components – 0.6%
8,665	Itron Inc, 144A	5.000%	1/15/26	BB-	8,632,506
	Entertainment – 0.3%
5,400	Liberty Interactive LLC	8.500%	7/15/29	BB	5,233,302
	Equity Real Estate Investment Trust – 2.0%
6,805	Crown Castle International Corp	3.300%	7/01/30	BBB+	7,429,750
12,305	HAT Holdings I LLC / HAT Holdings II LLC, 144A	5.250%	7/15/24	BB+	12,551,100
10,400	Office Properties Income Trust	4.500%	2/01/25	BBB-	10,114,060
29,510	Total Equity Real Estate Investment Trust				30,094,910
	Food & Staples Retailing – 1.7%
8,798	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.625%	6/15/24	B2	9,017,950
15,089	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	7.500%	3/15/26	B2	16,345,310
23,887	Total Food & Staples Retailing				25,363,260

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Equipment & Supplies – 1.6%
$22,684	Avantor Inc, 144A	9.000%	10/01/25	BB	$24,442,010
	Health Care Providers & Services – 5.1%
18,660	Centene Corp, 144A	5.375%	6/01/26	BBB-	19,344,076
7,000	Centene Corp	4.625%	12/15/29	BBB-	7,411,390
9,867	Encompass Health Corp	5.750%	11/01/24	B+	9,867,000
1,148	Encompass Health Corp	5.750%	9/15/25	B+	1,179,845
5,750	HCA Inc	5.875%	5/01/23	Ba2	6,224,375
7,300	HCA Inc	5.125%	6/15/39	BBB-	8,506,527
16,152	MEDNAX Inc, 144A	6.250%	1/15/27	B+	16,152,000
8,250	Molina Healthcare Inc, 144A	4.875%	6/15/25	BB-	8,291,250
74,127	Total Health Care Providers & Services				76,976,463
	Hotels, Restaurants & Leisure – 1.5%
17,725	McDonald's Corp	4.875%	12/09/45	BBB+	22,893,405
	Household Products – 0.3%
3,525	Procter & Gamble Co	3.000%	3/25/30	AA-	4,039,173
	Industrial Conglomerates – 0.5%
7,535	United Rentals North America Inc	6.500%	12/15/26	BB-	7,911,750
	IT Services – 0.7%
11,250	Alliance Data Systems Corp, 144A	4.750%	12/15/24	N/R	10,125,000
	Life Sciences Tools & Services – 0.3%
3,975	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	4,540,127
	Machinery – 3.8%
9,506	ATS Automation Tooling Systems Inc, 144A	6.500%	6/15/23	B+	9,541,647
14,525	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	15,033,375
11,020	Harsco Corp, 144A	5.750%	7/31/27	Ba2	11,047,550
9,555	Stevens Holding Co Inc, 144A	6.125%	10/01/26	B+	9,984,975
12,789	Terex Corp, 144A	5.625%	2/01/25	BB-	11,637,990
57,395	Total Machinery				57,245,537
	Media – 4.8%
7,921	Altice Financing SA, 144A	7.500%	5/15/26	B	8,317,050
3,050	DISH DBS Corp	6.750%	6/01/21	B2	3,107,188
7,360	DISH DBS Corp	7.750%	7/01/26	B2	7,802,410
8,867	Nexstar Broadcasting Inc, 144A	5.625%	8/01/24	B	8,933,503
10,725	Nexstar Broadcasting Inc, 144A	5.625%	7/15/27	B	10,725,643
24,804	ViacomCBS Inc	6.875%	4/30/36	BBB	33,562,540
62,727	Total Media				72,448,334

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Metals & Mining – 1.1%
$6,600	ArcelorMittal SA	7.250%	10/15/39	BBB-	$7,887,000
6,600	Southern Copper Corp	5.875%	4/23/45	BBB+	8,519,320
13,200	Total Metals & Mining				16,406,320
	Multiline Retail – 1.3%
6,650	Nordstrom Inc, 144A	8.750%	5/15/25	Baa2	7,156,353
17,694	Nordstrom Inc	5.000%	1/15/44	BBB-	12,522,223
24,344	Total Multiline Retail				19,678,576
	Multi-Utilities – 0.5%
6,425	Consolidated Edison Co of New York Inc	3.950%	4/01/50	A-	7,645,746
	Oil, Gas & Consumable Fuels – 2.1%
4,650	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	5,102,096
14,425	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	15,002,000
9,939	Phillips 66	4.650%	11/15/34	A3	11,754,747
29,014	Total Oil, Gas & Consumable Fuels				31,858,843
	Pharmaceuticals – 0.5%
6,975	Bristol-Myers Squibb Co, 144A	3.900%	2/20/28	A+	8,206,731
	Real Estate Management & Development – 0.9%
8,306	Greystar Real Estate Partners LLC, 144A	5.750%	12/01/25	BB-	8,349,191
5,215	Kennedy-Wilson Inc	5.875%	4/01/24	BB	5,188,925
13,521	Total Real Estate Management & Development				13,538,116
	Road & Rail – 0.7%
10,108	XPO CNW Inc	6.700%	5/01/34	B+	10,387,992
	Semiconductors & Semiconductor Equipment – 5.0%
15,445	Amkor Technology Inc, 144A	6.625%	9/15/27	BB	16,531,865
3,331	Analog Devices Inc	2.950%	4/01/25	Baa1	3,609,110
7,050	Broadcom Corp / Broadcom Cayman Finance Ltd	3.875%	1/15/27	BBB-	7,621,489
12,720	Broadcom Inc, 144A	4.750%	4/15/29	BBB-	14,435,968
7,250	Entegris Inc, 144A	4.375%	4/15/28	BB	7,376,875
7,925	Lam Research Corp	4.875%	3/15/49	A-	10,984,723
6,675	NVIDIA Corp	2.850%	4/01/30	A	7,423,494
7,925	Qorvo Inc	5.500%	7/15/26	BB+	8,242,000
68,321	Total Semiconductors & Semiconductor Equipment				76,225,524
	Software – 1.3%
5,297	NortonLifeLock Inc	4.200%	9/15/20	BB-	5,302,297
13,575	VMware Inc	4.700%	5/15/30	Baa2	15,005,017
18,872	Total Software				20,307,314

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail – 0.8%
$13,731	L Brands Inc	6.875%	11/01/35	B+	$11,422,819
	Technology Hardware, Storage & Peripherals – 5.4%
9,670	Dell International LLC / EMC Corp, 144A	6.020%	6/15/26	BBB-	11,086,416
10,662	GCI LLC	6.875%	4/15/25	B	10,981,860
30,944	Hewlett Packard Enterprise Co	6.350%	10/15/45	BBB+	37,937,303
9,529	Seagate HDD Cayman	4.875%	6/01/27	Baa3	10,332,736
10,335	Seagate HDD Cayman, 144A	4.091%	6/01/29	Baa3	10,808,976
71,140	Total Technology Hardware, Storage & Peripherals				81,147,291
	Tobacco – 1.0%
12,325	Altria Group Inc	5.800%	2/14/39	A3	15,366,727
	Trading Companies & Distributors – 0.8%
12,600	Ashtead Capital Inc, 144A	4.000%	5/01/28	BBB-	12,537,000
$846,732	Total Corporate Bonds (cost $877,247,459)				905,706,443

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 13.7%
	Automobiles – 0.5%
$7,850	General Motors Financial Co Inc	6.500%	N/A (4)	BB+	$7,175,606
	Banks – 7.3%
4,815	Bank of America Corp	6.300%	N/A (4)	BBB	5,343,302
14,726	Bank of America Corp	6.500%	N/A (4)	BBB	15,825,443
7,725	CIT Group Inc	5.800%	N/A (4)	Ba3	5,943,460
25,871	Citigroup Inc	6.250%	N/A (4)	BBB-	27,445,768
8	Farm Credit Bank of Texas	10.000%	N/A (4)	Baa1	8,150,000
17,075	JPMorgan Chase & Co	6.750%	N/A (4)	BBB+	18,355,625
3,225	Lloyds Bank PLC, 144A	12.000%	N/A (4)	Baa3	3,721,005
14,377	PNC Financial Services Group Inc	6.750%	N/A (4)	Baa2	14,269,172
5,925	Wells Fargo & Co	5.875%	N/A (4)	Baa2	6,158,267

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$4,883	Zions Bancorp NA	7.200%	N/A (4)	BB+	$4,870,793
	Total Banks				110,082,835
	Capital Markets – 0.5%
7,075	Goldman Sachs Group Inc	5.300%	N/A (4)	BBB-	7,131,459
	Consumer Finance – 0.3%
6,460	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (5)	4.150%	N/A (4)	Baa3	5,264,900
	Electric Utilities – 2.6%
21,195	Emera Inc	6.750%	6/15/76	BB+	22,922,604
14,465	NextEra Energy Capital Holdings Inc	5.650%	5/01/79	BBB	15,756,004
	Total Electric Utilities				38,678,608
	Food Products – 0.5%
3,200	Land O' Lakes Inc, 144A	7.000%	N/A (4)	BB	2,884,000
3,300	Land O' Lakes Inc, 144A	7.250%	N/A (4)	BB	3,003,000
2,042	Land O' Lakes Inc, 144A	8.000%	N/A (4)	BB	1,980,740
	Total Food Products				7,867,740
	Insurance – 0.8%
10,255	Liberty Mutual Group Inc, 144A	7.800%	3/15/37	Baa3	12,292,002
	Multi-Utilities – 0.4%
5,825	Sempra Energy	4.875%	N/A (4)	BBB-	5,825,000
	Oil, Gas & Consumable Fuels – 0.8%
12,156	Transcanada Trust	5.875%	8/15/76	BBB	12,851,992
	Total $1,000 Par (or similar) Institutional Preferred (cost $211,458,900)				207,170,142

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 7.2%
	Banks – 1.9%
5,870	Bank of America Corp	7.250%	BBB	$7,878,714
15,930	Wells Fargo & Co	7.500%	Baa2	20,661,210
	Total Banks			28,539,924
	Electric Utilities – 1.7%
306,900	NextEra Energy Inc	4.872%	A-	14,896,926
233,700	Southern Co	6.750%	BBB	10,296,822
	Total Electric Utilities			25,193,748
	Health Care Technology – 0.5%
163,250	Change Healthcare Inc	6.000%	N/R	7,171,573

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Life Sciences Tools & Services – 0.7%
200,650	Avantor Inc	6.250%	N/R	$11,517,310
	Multi-Utilities – 1.8%
310,800	CenterPoint Energy Inc	7.000%	N/R	11,052,048
163,300	Sempra Energy	6.750%	N/R	16,045,858
	Total Multi-Utilities			27,097,906
	Semiconductors & Semiconductor Equipment – 0.6%
7,700	Broadcom Inc	8.000%	N/R	8,580,495
	Total Convertible Preferred Securities (cost $119,155,677)			108,100,956

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 6.9%
	Banks – 0.7%
127,954	Citigroup Inc	7.125%	BBB-	$3,403,576
272,390	Huntington Bancshares Inc/OH	6.250%	Baa3	6,823,370
	Total Banks			10,226,946
	Capital Markets – 0.3%
176,771	Morgan Stanley	7.125%	BBB-	4,691,502
14,442	Morgan Stanley	6.375%	BBB-	374,481
	Total Capital Markets			5,065,983
	Consumer Finance – 1.2%
310,900	Capital One Financial Corp	5.000%	Baa3	6,957,942
422,089	GMAC Capital Trust I	6.177%	BB-	9,463,235
106,000	Synchrony Financial	5.625%	BB-	2,265,220
	Total Consumer Finance			18,686,397
	Equity Real Estate Investment Trust – 0.7%
126,328	Digital Realty Trust Inc	6.625%	Baa3	3,260,526
156,375	National Storage Affiliates Trust	6.000%	N/R	4,004,764
150,754	VEREIT Inc	6.700%	BB+	3,771,865
	Total Equity Real Estate Investment Trust			11,037,155
	Food Products – 1.0%
63,115	CHS Inc	7.875%	N/R	1,640,990
195,213	CHS Inc	7.100%	N/R	4,710,490
384,432	CHS Inc	6.750%	N/R	9,157,170
	Total Food Products			15,508,650
	Insurance – 1.6%
60,674	Argo Group US Inc	6.500%	BBB-	1,547,794
395,371	Athene Holding Ltd	6.350%	BBB-	9,639,145
105,900	Athene Holding Ltd	6.375%	BBB-	2,673,975

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance (continued)
294,032	Enstar Group Ltd	7.000%	BB+	$7,121,455
110,414	National General Holdings Corp	7.625%	N/R	2,787,953
	Total Insurance			23,770,322
	Multi-Utilities – 0.8%
430,660	Algonquin Power & Utilities Corp	6.200%	BB+	11,266,066
	Wireless Telecommunication Services – 0.6%
365,936	United States Cellular Corp	7.250%	Ba1	9,356,984
	Total $25 Par (or similar) Retail Preferred (cost $110,017,467)			104,918,503

Shares	Description (1)	Value
	COMMON STOCKS – 6.0%
	Aerospace & Defense – 0.4%
409,600	Thales SA, ADR, (6)	$6,613,606
	Capital Markets – 0.3%
276,484	Ares Capital Corp	3,995,194
	Communications Equipment – 0.3%
101,700	Cisco Systems Inc	4,743,288
	Electric Utilities – 1.2%
42,700	Entergy Corp	4,005,687
371,200	FirstEnergy Corp	14,395,136
	Total Electric Utilities	18,400,823
	Equity Real Estate Investment Trust – 0.2%
67,256	Apartment Investment and Management Co	2,531,516
	Independent Power & Renewable Electricity Producers – 0.5%
388,682	Vistra Energy Corp	7,237,259
	Industrial Conglomerates – 0.2%
45,025	Siemens AG, Sponsored ADR, (6)	2,656,025
	Insurance – 0.1%
65,150	CNA Financial Corp	2,094,572
	Pharmaceuticals – 2.8%
233,800	AstraZeneca PLC, Sponsored ADR	12,365,682
263,000	Bristol-Myers Squibb Co	15,464,400
371,800	GlaxoSmithKline PLC, Sponsored ADR	15,165,722
	Total Pharmaceuticals	42,995,804
	Total Common Stocks (cost $86,426,639)	91,268,087

Nuveen NWQ Flexible Income Fund (continued)
Portfolio of Investments    June 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 2.0%
	Independent Power & Renewable Electricity Producers – 0.8%
$11,600	NextEra Energy Partners LP, 144A	1.500%	9/15/20	N/R	$11,904,036
	Media – 0.8%
17,806	Liberty Interactive LLC	4.000%	11/15/29	BB	12,175,272
	Wireless Telecommunication Services – 0.4%
8,884	Liberty Interactive LLC	3.750%	2/15/30	BB	6,041,038
$38,290	Total Convertible Bonds (cost $30,863,208)				30,120,346
	Total Long-Term Investments (cost $1,435,169,350)				1,447,284,477

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$51,793	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/20, repurchase price $51,793,018, collateralized by $6,907,100 U.S. Treasury Notes, 2.875%, due 11/30/25, value $7,866,086; collateralized by $39,989,200 U.S. Treasury Notes, 2.625%, due 12/31/25, value $44,962,857	0.000%	7/01/20	$51,793,018
	Total Short-Term Investments (cost $51,793,018)			51,793,018
	Total Investments (cost $1,486,962,368) – 99.0%			1,499,077,495
	Other Assets Less Liabilities – 1.0%			15,199,183
	Net Assets – 100%			$1,514,276,678
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$905,706,443	$ —	$905,706,443
$1,000 Par (or similar) Institutional Preferred	—	207,170,142	—	207,170,142
Convertible Preferred Securities	108,100,956	—	—	108,100,956
$25 Par (or similar) Retail Preferred	104,918,503	—	—	104,918,503
Common Stocks	81,998,456	9,269,631	—	91,268,087
Convertible Bonds	—	30,120,346	—	30,120,346
Short-Term Investments:
Repurchase Agreements	—	51,793,018	—	51,793,018
Total	$295,017,915	$1,204,059,580	$ —	$1,499,077,495

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.